Debt - Schedule of Outstanding Debt Instrument (Details) - USD ($)	May 31, 2021	May 31, 2020
Less related discount	$ (946,873)	$ (25,180)
Related Party Note		64,728
Convertible Note Payable		1,000,000
Total	2,211,097	1,192,048
Convertible Promissory Note [Member]
Long term debt gross	$ 3,157,970	$ 152,500